Borrowed Funds and Subordinated Debentures (Scheduled Maturities of Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2014	$ 32,000
2015	10,000
2016	20,000
2017	30,000
2018	15,000
Thereafter	15,465
Total	122,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
2014	32,000
2015	10,000
2016	20,000
2017	30,000
Total	92,000	60,000	60,000
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
2018	15,000
Total	15,000	15,000	15,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Thereafter	15,465
Total	$ 15,465	$ 15,465	$ 15,465